OTHER CURRENT ASSETS, NET	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS, NET

NOTE 5 – OTHER CURRENT ASSETS, NET

Other current assets consist of the following:

	September 30, 2022	March 31, 2022
Prepaid consulting fees, related party	$1,139,999	$2,867,123
Inventory-related deposits	253,884	384,477
Prepaid insurance and other operational expenses	287,553	201,275
Deposits for sales events	-	222,540
Right to recover asset	13,946	15,632
Subtotal	1,695,382	3,691,047
Less: allowance for losses	(175,641)	(179,765)
	$1,519,741	$3,511,282

Prepaid consulting fees represent the fair value on the grant date of stock warrants issued to DSS in January 2022 for consulting services to be rendered over a year from the issue date (see Note 12 – Related Party Transactions). Prepaid insurance and other operational expenses primarily consist of payments for goods and services (such as freight, trade show expenses and insurance premiums) which are expected to be realized in the next operating cycle. Right to recover asset is associated with our customers’ right of return and is expected to be realized in one year or less. As of both September 30, 2022, and March 31, 2022, the provision for losses in connection with certain inventory-related deposits for which recoverability is less than certain was $175,641 and $179,765.

NOTE 7 - OTHER CURRENT ASSETS, NET

Other current assets consist of the following:

	As of March 31,
	2022	2021
Prepaid consulting fees	$2,867,123	$-
Inventory-related deposits	384,477	1,845,722
Employee advances	-	320,631
Prepaid insurance and other operational expenses	201,275	210,665
Deposits for sales events	222,540	-
Right to recover asset	15,632	26,616
Subtotal	3,691,047	2,403,634
Less: allowance for losses	(179,765)	-
	$3,511,282	$2,403,634

Prepaid consulting fees represent the fair value on the grant date of stock warrants issued to DSS in January 2022 for consulting services to be rendered over a year from the issue date (see Note 15 for more information). Prepaid insurance and other operational expenses consist of payments for goods and services (such as freight, trade show expenses and insurance premiums) which are expected to be realized in the next operating cycle. Right to recover asset is associated with our customers’ right of return and is expected to be realized in one year or less. As of March 31, 2022, and 2021, employee advances include $0 and $320,631, respectively, due from an employee in connection with payroll tax obligations associated with the exercise of compensatory stock warrants. In the fiscal year ended March 31, 2022, the Company recognized a provision for losses in connection with certain inventory-related deposits for which recoverability is less than certain.